Annual Fund Operating Expenses - LVIP American Global Small Capitalization Fund - Service Class II	May 01, 2021
Operating Expenses:
Management Fee	0.69%	[1]
Distribution and/or Service (12b-1) fees	0.55%
Other Expenses	0.24%	[1]
Total Annual Fund Operating Expenses	1.48%	[2]
Less Expense Reimbursement	0.08%	[3]
Total Annual Fund Operating Expenses (After Fee Waiver)	1.40%

[1]	The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Fund and the Master Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table in the most recent shareholder report. The Financial Highlights table reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.
[3]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Other Expenses of the Fund exceed 0.10% of the average daily net assets of the Service Class II of the Fund. Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.